Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 143	$ 192
Trade receivables (net of allowance for doubtful accounts of $64 and $67)	120	114
Relocation receivables	378	386
Relocation properties held for sale	11	21
Deferred income taxes	66	76
Other current assets	88	109
Total current assets	806	898
Property and equipment, net	165	186
Goodwill	2,614	2,611
Trademarks	732	732
Franchise agreements, net	2,842	2,909
Other intangibles, net	439	478
Other non-current assets	212	215
Total assets	7,810	8,029
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	184	203
Securitization obligations	327	331
Due to former parent	80	104
Revolving credit facilities and current portion of long-term debt	325	194
Accrued expenses and other current liabilities	520	525
Total current liabilities	1,436	1,357
Long-term debt	6,825	6,698
Deferred income taxes	890	883
Other non-current liabilities	167	163
Total liabilities	9,318	9,101
Commitments and Contingencies
Equity (deficit):
Domus Holdings common stock: $.01 par value; 4,450,000,000 shares authorized, 105,000 Class A shares outstanding, 200,426,906 Class B shares outstanding at September 30, 2011 and 200,430,906 Class B shares outstanding at December 31, 2010 (Realogy common stock: $.01 par value, 100 shares authorized, issued and outstanding)	2	2
Additional paid-in capital	2,031	2,024
Accumulated deficit	(3,511)	(3,070)
Accumulated other comprehensive loss	(32)	(30)
Total Domus Holdings stockholders' deficit	(1,510)	(1,074)
Noncontrolling interests	2	2
Total equity (deficit)	(1,508)	(1,072)
Total liabilities and equity (deficit)	$ 7,810	$ 8,029